Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Class A ordinary shares subject to possible redemption, shares	23,753,855
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, authorized	5,000,000
Preference shares, issued	0
Preference shares, outstanding	0
Class A ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized	500,000,000
Ordinary shares, issued	1,246,145
Ordinary shares, outstanding	1,246,145
Class B ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized	50,000,000
Ordinary shares, issued	6,250,000
Ordinary shares, outstanding	6,250,000